ORDINARY SHARES	12 Months Ended
Dec. 31, 2011
ORDINARY SHARES
ORDINARY SHARES

14.                              ORDINARY SHARES

The Company’s Memorandum and Articles of Association, as amended, authorizes the Company to issue 156,631,180 (156,631,180 for 2010 and 143,876,993 for 2009) ordinary shares with a par value of $0.001 each.

On January 17, 2006, the Company issued a total of 100 ordinary shares, par value $1.00 each, including 55 shares to Young Vision and 45 shares to Global Village.  In January 2006, the Company subdivided the ordinary shares at a 1 to 1,000 ratio.  Also on the same day, the Company issued a total of 65,239,960 ordinary shares to the shareholders at par value $0.001 each.  As a result, Young Vision held 35,936,978 ordinary shares, 18,086,101 of which was designated as the equity pool (see Note 17), par value $0.001 each, and Global Village held 29,402,982 ordinary shares par value $0.001 each.

In January 2010, the Company also issued to Global Village 2,125,176 ordinary shares in connection with its acquisition of The World Browser in September 2009.  The shares were recorded as shares to be issued in equity on the consolidated balance sheet as of December 31, 2009.

In addition, in January 2010, in connections with certain acquisitions and share-based compensation arrangement in 2009, the Company issued 3,517,544 ordinary shares to Young Vision that would eventually issue the shares to key employees if certain employment criteria are met.

In April 2010, the Company issued 578,060 ordinary shares in connection with the exercise of options which were granted and vested in 2006.

On April 4, 2011, the Company completed its IPO and a concurrent private placement upon which the Company’s ordinary shares were divided into Class A ordinary shares and Class B ordinary shares. The Company newly issued 26,063,544 Class A ordinary shares, consisting of (i) 20,891,130 Class A ordinary shares offered through IPO, and (ii) 5,172,414 Class A ordinary shares issued in connection with the concurrent private placement. All of the Company’s Series A, Series B and Series C shares were automatically converted into 27,024,089 Class A and 51,289,927 Class B ordinary shares.

In September and December 2011, the Company issued 2,152,693 and 907,086 ordinary shares for future delivery to the employees and nonemployees upon exercise of share options or grant of nonvested shares respectively.

As of December 31, 2011, there are 109,392,815 Class A ordinary shares and 69,636,436 Class B ordinary shares outstanding, par value $0.001 per share.